ACCOUNTS RECEIVABLE, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Schedule of accounts receivables, net-third parties

Components of accounts receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivables - current	14,458,262	14,517,697
Allowance for credit losses - current	(829,410)	(1,105,885)
Accounts receivable, net - current	13,628,852	13,411,812

Summary of allowance for credit losses related to accounts receivable - current

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	584,127	685,231	829,410
Addition	181,771	257,924	307,405
Reversal	(76,956)	(113,745)	—
Write off	(3,711)	—	(30,930)
At end of year	685,231	829,410	1,105,885